THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 26, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
FOR WHICH THAT REQUEST WAS DENIED ON APRIL 15, 2004.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/03

Check here if Amendment [X]; Amendment Number: 3
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       April 21, 2004
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $21,183 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

DISNEY WALT CO               COM DISNEY          254687106      1647     70600    SHR        SOLE            70600    0     0
SPRINT CORP                  PCS COM SER 1       852061506        84     15000    SHR        SOLE            15000    0     0
BANK ONE CORP-COM            COM                 06423A103      3419     75000    SHR  Put   SOLE            75000    0     0
J P MORGAN CHASE & CO-COM    COM                 46625H100      1469     40000    SHR  Put   SOLE            40000    0     0
SPRINT CORP-PCS COM SER 1    PCS COM SER 1       852061506        84     15000    SHR  Put   SOLE            15000    0     0
SPRINT CORP-PCS COM SER 1    PCS COM SER 1       852061506       832    148000    SHR  Call  SOLE           148000    0     0
DISNEY WALT CO-COM DISNEY    COM DISNEY          254687106     13648    585000    SHR  Call  SOLE           585000    0     0

